                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_] Amendment Number: __________
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:


/s/ Carol A. McCoy
-------------------------------------
(Signature)
Birmingham, AL
April 17, 2012

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         24
Form 13F Information Table Value Total:    $87,684
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

        Column 1         Column 2   Column 3   Column 4           Column 5           Column 6   Column 7       Column 8
-----------------------  --------  ---------  ---------  -------------------------  ----------  --------  ------------------
                                                                                                           Voting authority
                         Title of                Value   Shrs or                    Investment   Other    ------------------
Name of Issuer             Class     CUSIP    (x $1000)  prn amt  SH/PRN  Put/Call  Discretion  Managers  Sole  Shared  None
-----------------------  --------  ---------  ---------  -------  ------  --------  ----------  --------  ----  ------  ----
1  AFLAC INC             COMMON    001055102       2483    54000  SH                SOLE                     X
2  ALTRIA GROUP INC      COMMON    02209S103       3674   119000  SH                SOLE                     X
3  AMERICAN EXPRESS CO   COMMON    025816109       4108    71000  SH                SOLE                     X
4  ARGO GROUP
   INTERNATIONAL
   HOLDINGS LTD.         COMMON    G0464B107        315    10561  SH                SOLE                     X
5  AT&T INC              COMMON    00206R102       1749    56000  SH                SOLE                     X
6  BALL CORP             COMMON    058498106       2744    64000  SH                SOLE                     X
7  BECTON DICKINSON CO   COMMON    075887109       2407    31000  SH                SOLE                     X
8  CHEVRON CORP          COMMON    166764100       4074    38000  SH                SOLE                     X
9  CVS CORP              COMMON    126650100       2195    49000  SH                SOLE                     X
10 DIRECTTV              COMMON    25490A101       1678    34000  SH                SOLE                     X
11 GENERAL ELECTRIC CO   COMMON    369604103       1345    67000  SH                SOLE                     X
12 IBM CORP              COMMON    459200101      14522    69600  SH                SOLE                     X
13 INTEL CORP            COMMON    458140100       1518    54000  SH                SOLE
14 JOHNSON & JOHNSON     COMMON    478160104       3430    52000  SH                SOLE                     X
15 KIMBERLY CLARK CORP   COMMON    494368103       1773    24000  SH                SOLE                     X
16 MCDONALD'S CORP       COMMON    580135101        589     6000  SH                SOLE                     X
17 MEDTRONIC INC         COMMON    585055106       3214    82000  SH                SOLE                     X
18 MICROSOFT CORP        COMMON    594918104       3064    95000  SH                SOLE                     X
19 PHILIP MORRIS INTL
   INC                   COMMON    718172109       1462    16500  SH                SOLE                     X
20 TARGET CORP           COMMON    87612E106       3729    64000  SH                SOLE                     X
21 THE COCA COLA CO      COMMON    191216100       1554    21000  SH                SOLE                     X
22 TORCHMARK CORP        COMMON    891027104      19516   391500  SH                SOLE                     X
23 UNIVERSAL CORP        COMMON    913456109       1584    34000  SH                SOLE                     X
24 WAL-MART STORES INC   COMMON    931142103       4957    81000  SH                SOLE                     X